CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Allowance for doubtful accounts	$ 2,092	$ 3,190
Accrued expenses and other liabilities	9,636	6,514
Income tax payable	2,627	2,329
Deferred revenue	9,450	7,861
Refundable fees	3,524	2,580
Current liabilities of discontinued operations		1,860
Deferred tax liabilities, non-current portion	132
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	480,000,000	480,000,000
Ordinary shares, issued	134,386,849	127,800,673
Ordinary shares, outstanding	134,386,849	127,800,673
Variable Interest Entity [Member]
Allowance for doubtful accounts	2,092	3,190
Accrued expenses and other liabilities	8,789	5,738
Income tax payable	2,319	2,170
Deferred revenue	9,408	7,848
Refundable fees	3,524	2,580
Current liabilities of discontinued operations		1,860
Deferred tax liabilities, non-current portion
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	480,000,000	480,000,000
Ordinary shares, issued	134,386,849	127,800,673
Ordinary shares, outstanding	134,386,849	127,800,673